CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Net revenues	¥ 3,688,951	$ 565,356	¥ 4,000,025	¥ 3,781,946
Cost of services	(1,261,731)	(193,369)	(1,221,935)	(1,081,011)
Gross profit	2,427,220	371,987	2,778,090	2,700,935
Operating expenses
Sales and marketing	(1,182,677)	(181,253)	(1,188,233)	(1,197,178)
General and administrative	(377,438)	(57,845)	(384,072)	(353,557)
Total operating expenses	(1,560,115)	(239,098)	(1,572,305)	(1,550,735)
Income from operations	867,105	132,889	1,205,785	1,150,200
Gain (Loss) from foreign currency translation	(53,442)	(8,190)	67,881	(112,353)
Interest and investment income, net	228,500	35,019	175,584	113,673
Change in fair value of listed equity securities investment	10,760	1,649	(42,410)
Change in fair value of long-term investments	39,614	6,071
Change in fair value of convertible senior notes			(752,073)	99,079
Impairment of long-term investments			(98,277)
Gain from sale of long-term investments				61,070
Other income, net	167,308	25,641	205,602	175,206
Total	1,259,845	193,079	762,092	1,486,875
Income tax expense	(188,417)	(28,876)	(235,890)	(242,434)
Net income	1,071,428	164,203	526,202	1,244,441
Net loss attributable to non-controlling interests	25,848	3,961	6,116	7,878
Net income attributable to 51job, Inc.	1,097,276	168,164	532,318	1,252,319
Other comprehensive income:
Foreign currency translation adjustments	(931)	(142)	339	698
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB38,847, nil and RMB7,794 in 2018, 2019 and 2020, respectively	23,382	3,583		116,540
Total comprehensive income	1,093,879	167,644	526,541	1,361,679
Comprehensive loss attributable to non-controlling interests	25,848	3,961	6,116	7,878
Comprehensive income attributable to 51job, Inc	¥ 1,119,727	$ 171,605	¥ 532,657	¥ 1,369,557
Earnings per share:
- Basic (in CNY and dollars per share) | (per share)	¥ 16.35	$ 2.51	¥ 8.18	¥ 20.42
- Diluted (in CNY and dollars per share) | (per share)	¥ 16.12	$ 2.47	¥ 7.98	¥ 19.82
Weighted average number of common shares outstanding:
- Basic (in shares) | shares	67,101,601	67,101,601	65,049,597	61,318,292
- Diluted (in shares) | shares	68,056,724	68,056,724	66,683,457	63,175,483
Online recruitment services
Revenues:
Net revenues	¥ 2,147,334	$ 329,093	¥ 2,471,179	¥ 2,431,898
Other human resource related revenues
Revenues:
Net revenues	¥ 1,541,617	$ 236,263	¥ 1,528,846	¥ 1,350,048